Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit - USD ($)	Class A Common Stock Subject To Possible Redemption [Member] First Light Acquisition Group Inc [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Class A Common Stock Subject To Possible Redemption [Member] First Light Acquisition Group Inc [Member]	Class B Common Stock [Member] First Light Acquisition Group Inc [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Class B Common Stock [Member] First Light Acquisition Group Inc [Member]	Additional Paid-in Capital [Member] First Light Acquisition Group Inc [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Additional Paid-in Capital [Member] First Light Acquisition Group Inc [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] First Light Acquisition Group Inc [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Retained Earnings [Member] First Light Acquisition Group Inc [Member]	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Retained Earnings [Member]	Total Stockholders Deficit [Member] First Light Acquisition Group Inc [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Total Stockholders Deficit [Member] First Light Acquisition Group Inc [Member]	Preferred Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] Founder Convertible Preferred Stock [Member]	Preferred Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] Series A1 Convertible Preferred Stock [Member]	Preferred Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] Series A 2 Convertible Preferred Stock [Member]	Preferred Stock [Member] Founder Convertible Preferred Stock [Member]	Preferred Stock [Member] Series A1 Convertible Preferred Stock [Member]	Preferred Stock [Member] Series A 2 Convertible Preferred Stock [Member]	Preferred Stock [Member] Series A2 Founder Convertible Preferred Stock [Member]	Common Stock [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member]	AOCI Attributable to Parent [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	AOCI Attributable to Parent [Member]	First Light Acquisition Group Inc [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Founder Convertible Preferred Stock [Member]	Series A1 Convertible Preferred Stock [Member]	Series A 2 Convertible Preferred Stock [Member]	Total
Beginning balance, value at Dec. 31, 2020								$ 11,949,000				$ (34,437,000)						$ 1,354,000	$ 3,721,000	$ 3,926,000			$ 2,000		$ 6,000						$ (22,480,000)
Beginning balance, shares at Dec. 31, 2020																							19,521,373
Beginning balance, shares at Dec. 31, 2020																		10,402,285	4,166,400	2,287,740
Beginning balance at Dec. 31, 2020																		$ 1,354,000	$ 3,721,000	$ 3,926,000
Cumulative effect on adoption of ASU 2020-06 on January 1, 2021 | Accounting Standards Update 2020-06 [Member]							$ (441,000)				$ 441,000
Net loss												(10,933,000)																			(10,933,000)
Issuance of common stock, net of issuance costs								35,000																							$ 35,000
Issuance of common stock, net of issuance costs, shares																							35,000								35,000
Issuance of common stock warrants residual value								22,000																							$ 22,000
Exercise of stock options								100,000																							100,000
Exercise of stock options, shares																							100,000
Stock-based compensation								1,327,000																							1,327,000
Foreign currency translation adjustments																									(7,000)						(7,000)
Issuance of common stock in lieu of cash for consulting services								122,000																							122,000
Issuance of common stock in lieu of cash for consulting services, shares																							121,735
Issuance of common stock upon renewal of term notes payable								35,000																							35,000
Issuance of common stock in lieu of cash for consulting services, shares																							50,000
Issuance of common stock to acquire IPR&D assets								167,000																							167,000
Issuance of common stock to acquire IPR&D assets, shares																							100,000
Ending balance, value at Dec. 31, 2021		$ 230,004,784		$ 575				13,316,000		$ (14,687,389)		(44,929,000)		$ (14,686,814)				$ 1,354,000	$ 3,721,000	$ 3,926,000			$ 2,000		(1,000)	$ (14,686,814)					$ (31,612,000)
Ending balance, shares at Dec. 31, 2021		23,000,000		5,750,000																			19,928,108								19,928,108
Ending balance, shares at Dec. 31, 2021																		10,402,285	4,166,400	2,287,740	2,287,740							10,402,000	4,166,000	2,288,000
Ending balance at Dec. 31, 2021																		$ 1,354,000	$ 3,721,000	$ 3,926,000	$ 3,926,000					230,004,784		$ 1,354,000	$ 3,721,000	$ 3,926,000
Beginning balance, value at Mar. 23, 2021
Beginning balance, shares at Mar. 23, 2021
Remeasurement of Class A common stock to redemption value		$ 4,784								(4,784)				(4,784)
Net loss										3,386,750				3,386,750												3,386,750
Issuance of common stock, net of issuance costs				$ 461		19,564								20,025
Issuance of common stock, net of issuance costs, shares				4,605,750
Issuance of Class B common stock to Metric				$ 114		4,861								4,975
Issuance of Class B common stock to Metric, shares				1,144,250
Issuance of Class A common stock		$ 198,363,610
Issuance of Class A common stock		23,000,000
Issuance of common stock warrants residual value						2,081,733								2,081,733
Forward purchase units liability						(31,000)								(31,000)
Excess fair value of anchor investor shares over purchase price						11,491,877								11,491,877
Accretion of Class A common stock to redemption value		31,636,390				(13,567,035)				(18,069,355)				(31,636,390)												(31,636,390)
Ending balance, value at Dec. 31, 2021		$ 230,004,784		$ 575				13,316,000		(14,687,389)		(44,929,000)		(14,686,814)				$ 1,354,000	$ 3,721,000	$ 3,926,000			$ 2,000		(1,000)	(14,686,814)					$ (31,612,000)
Ending balance, shares at Dec. 31, 2021		23,000,000		5,750,000																			19,928,108								19,928,108
Ending balance, shares at Dec. 31, 2021																		10,402,285	4,166,400	2,287,740	2,287,740							10,402,000	4,166,000	2,288,000
Ending balance at Dec. 31, 2021																		$ 1,354,000	$ 3,721,000	$ 3,926,000	$ 3,926,000					230,004,784		$ 1,354,000	$ 3,721,000	$ 3,926,000
Remeasurement of Class A common stock to redemption value		$ 18,771								(18,771)				(18,771)
Net loss										1,462,193				1,462,193
Ending balance, value at Mar. 31, 2022		$ 230,023,555		$ 575						(13,243,967)				(13,243,392)
Ending balance, shares at Mar. 31, 2022		23,000,000		5,750,000
Beginning balance, value at Dec. 31, 2021		$ 230,004,784		$ 575				13,316,000		(14,687,389)		(44,929,000)		(14,686,814)				$ 1,354,000	$ 3,721,000	$ 3,926,000			$ 2,000		(1,000)	(14,686,814)					$ (31,612,000)
Beginning balance, shares at Dec. 31, 2021		23,000,000		5,750,000																			19,928,108								19,928,108
Beginning balance, shares at Dec. 31, 2021																		10,402,285	4,166,400	2,287,740	2,287,740							10,402,000	4,166,000	2,288,000
Beginning balance at Dec. 31, 2021																		$ 1,354,000	$ 3,721,000	$ 3,926,000	$ 3,926,000					230,004,784		$ 1,354,000	$ 3,721,000	$ 3,926,000
Net loss												(12,316,000)														5,623,403					$ (12,316,000)
Issuance of common stock, net of issuance costs, shares																															263,646
Exercise of stock options								114,000																							$ 114,000
Exercise of stock options, shares																							263,646
Stock-based compensation								2,402,000																							2,402,000
Foreign currency translation adjustments																									(17,000)						(17,000)
Issuance of preferred stock for conversion of related party convertible notes payable																			$ 150,000	450,000
Issuance of preferred stock for conversion of related party convertible notes payable, shares																			150,000		257,143
Issuance of common stock in lieu of cash for consulting services								158,000																							158,000
Issuance of common stock in lieu of cash for consulting services, shares																							131,000
Issuance of common stock in lieu of cash for recruiting services								7,000																							7,000
Issuance of common stock in lieu of cash for recruiting services, shares																							4,000
Issuance of common stock in lieu of cash per settlement agreement								1,621,000																							1,621,000
Issuance of common stock in lieu of cash per settlement agreement, shares																							250,000
Ending balance, value at Jun. 30, 2022		$ 230,183,554		$ 575				17,618,000		(9,242,756)		(57,245,000)		(9,242,181)				$ 1,354,000	$ 3,871,000	4,376,000			$ 2,000		(18,000)						(39,643,000)
Ending balance, shares at Jun. 30, 2022		23,000,000		5,750,000																			20,576,754
Ending balance, shares at Jun. 30, 2022																		10,402,285	4,316,400		2,544,883
Ending balance at Jun. 30, 2022																		$ 1,354,000	$ 3,871,000		$ 4,376,000
Beginning balance, value at Dec. 31, 2021		$ 230,004,784		$ 575				13,316,000		(14,687,389)		(44,929,000)		(14,686,814)				$ 1,354,000	$ 3,721,000	$ 3,926,000			$ 2,000		(1,000)	(14,686,814)					$ (31,612,000)
Beginning balance, shares at Dec. 31, 2021		23,000,000		5,750,000																			19,928,108								19,928,108
Beginning balance, shares at Dec. 31, 2021																		10,402,285	4,166,400	2,287,740	2,287,740							10,402,000	4,166,000	2,288,000
Beginning balance at Dec. 31, 2021																		$ 1,354,000	$ 3,721,000	$ 3,926,000	$ 3,926,000					230,004,784		$ 1,354,000	$ 3,721,000	$ 3,926,000
Remeasurement of Class A common stock to redemption value		$ 2,458,852				(360,000)				(2,098,852)				(2,458,852)
Net loss										3,530,190		(25,427,000)		3,530,190												3,530,190					$ (25,427,000)
Redemption of Class A common stock		$ (190,010,529)
Redemption of Class A common stock, Share		(18,871,976)
Sponsor share repurchase financing						360,000								360,000
Waiver of deferred underwriter fee payable										8,050,000				8,050,000
Issuance of common stock, net of issuance costs, shares																															120,000,000
Exercise of stock options								114,000																							$ 114,000
Exercise of stock options, shares																							263,646
Stock-based compensation								4,522,000																							4,522,000
Foreign currency translation adjustments																									(13,000)						(13,000)
Issuance of preferred stock for conversion of related party convertible notes payable																			$ 150,000	$ 450,000
Issuance of preferred stock for conversion of related party convertible notes payable, shares																			150,000	257,143
Issuance of common stock in lieu of cash for consulting services								205,000																							205,000
Issuance of common stock in lieu of cash for consulting services, shares																							141,590
Issuance of new shares and transfer of shares of common stock in connection with legal settlement (see Notes 14)								1,621,000																							1,621,000
Issuance of common stock in lieu of cash for consulting services, shares																							250,000
Issuance of common stock upon renewal of term notes payable								150,000																							150,000
Issuance of common stock in lieu of cash for consulting services, shares																							38,860
Ending balance, value at Dec. 31, 2022		$ 42,453,107		$ 575				19,928,000		(5,206,051)		(70,356,000)		(5,205,476)				$ 1,354,000	$ 3,871,000	$ 4,376,000			$ 2,000		(14,000)	(5,205,476)					$ (50,440,000)
Ending balance, shares at Dec. 31, 2022		4,128,024		5,750,000																			20,622,204								20,622,204
Ending balance, shares at Dec. 31, 2022																		10,402,285	4,316,400	2,544,883	2,544,883							10,402,000	4,316,000	2,545,000
Ending balance at Dec. 31, 2022																		$ 1,354,000	$ 3,871,000	$ 4,376,000	$ 4,376,000					42,453,107		$ 1,354,000	$ 3,871,000	$ 4,376,000
Beginning balance, value at Mar. 31, 2022		$ 230,023,555		$ 575						(13,243,967)				(13,243,392)
Beginning balance, shares at Mar. 31, 2022		23,000,000		5,750,000
Remeasurement of Class A common stock to redemption value		$ 159,999								(159,999)				(159,999)
Net loss										4,161,210				4,161,210												4,161,210
Ending balance, value at Jun. 30, 2022		$ 230,183,554		$ 575				17,618,000		(9,242,756)		(57,245,000)		(9,242,181)				$ 1,354,000	$ 3,871,000	4,376,000			$ 2,000		(18,000)						$ (39,643,000)
Ending balance, shares at Jun. 30, 2022		23,000,000		5,750,000																			20,576,754
Ending balance, shares at Jun. 30, 2022																		10,402,285	4,316,400		2,544,883
Ending balance at Jun. 30, 2022																		$ 1,354,000	$ 3,871,000		$ 4,376,000
Beginning balance, value at Dec. 31, 2022		$ 42,453,107		$ 575				19,928,000		(5,206,051)		(70,356,000)		(5,205,476)				$ 1,354,000	$ 3,871,000	$ 4,376,000			$ 2,000		(14,000)	(5,205,476)					$ (50,440,000)
Beginning balance, shares at Dec. 31, 2022		4,128,024		5,750,000																			20,622,204								20,622,204
Beginning balance, shares at Dec. 31, 2022																		10,402,285	4,316,400	2,544,883	2,544,883							10,402,000	4,316,000	2,545,000
Beginning balance at Dec. 31, 2022																		$ 1,354,000	$ 3,871,000	$ 4,376,000	$ 4,376,000					42,453,107		$ 1,354,000	$ 3,871,000	$ 4,376,000
Cumulative effect on adoption of ASU 2020-06 on January 1, 2021 | Accounting Standards Update 2020-06 [Member]
Remeasurement of Class A common stock to redemption value		$ 453,836								(453,836)				(453,836)
Net loss										(2,224,540)				(2,224,540)
Ending balance, value at Mar. 31, 2023		$ 42,906,943		$ 575						(7,884,427)				(7,883,852)
Ending balance, shares at Mar. 31, 2023		4,128,024		5,750,000
Beginning balance, value at Dec. 31, 2022		$ 42,453,107		$ 575				19,928,000		(5,206,051)		(70,356,000)		(5,205,476)				$ 1,354,000	$ 3,871,000	$ 4,376,000			$ 2,000		(14,000)	(5,205,476)					$ (50,440,000)
Beginning balance, shares at Dec. 31, 2022		4,128,024		5,750,000																			20,622,204								20,622,204
Beginning balance, shares at Dec. 31, 2022																		10,402,285	4,316,400	2,544,883	2,544,883							10,402,000	4,316,000	2,545,000
Beginning balance at Dec. 31, 2022																		$ 1,354,000	$ 3,871,000	$ 4,376,000	$ 4,376,000					42,453,107		$ 1,354,000	$ 3,871,000	$ 4,376,000
Net loss												(18,963,000)														(6,492,948)					$ (18,963,000)
Issuance of common stock, net of issuance costs								272,000																							$ 272,000
Issuance of common stock, net of issuance costs, shares																							102,889								425,001
Exercise of stock options								231,000																							$ 231,000
Exercise of stock options, shares																							425,001
Series B preferred stock financing costs								2,680,000																							2,680,000
Stock-based compensation								2,514,000																							2,514,000
Foreign currency translation adjustments																									(3,000)						(3,000)
Ending balance, value at Jun. 30, 2023		$ 43,214,249		$ 575		182,694		25,625,000		(12,152,835)		(89,319,000)		(11,969,566)				$ 1,354,000	$ 3,871,000	4,376,000			$ 2,000		(17,000)	(11,969,566)					$ (63,709,000)
Ending balance, shares at Jun. 30, 2023		4,128,024		5,750,000																			21,150,094								21,150,095
Ending balance, shares at Jun. 30, 2023																		10,402,285	4,316,400		2,544,883							10,402,000	4,316,000	2,545,000	205,999
Ending balance at Jun. 30, 2023																		$ 1,354,000	$ 3,871,000		$ 4,376,000							$ 1,354,000	$ 3,871,000	$ 4,376,000
Beginning balance, value at Mar. 31, 2023		$ 42,906,943		$ 575						(7,884,427)				(7,883,852)
Beginning balance, shares at Mar. 31, 2023		4,128,024		5,750,000
Remeasurement of Class A common stock to redemption value		$ 307,306				(307,306)								(307,306)
Net loss										(4,268,408)				(4,268,408)												(4,268,408)
Cancellation of promissory notes						490,000								490,000
Ending balance, value at Jun. 30, 2023		$ 43,214,249		$ 575		$ 182,694		$ 25,625,000		$ (12,152,835)		$ (89,319,000)		$ (11,969,566)				$ 1,354,000	$ 3,871,000	$ 4,376,000			$ 2,000		$ (17,000)	$ (11,969,566)					$ (63,709,000)
Ending balance, shares at Jun. 30, 2023		4,128,024		5,750,000																			21,150,094								21,150,095
Ending balance, shares at Jun. 30, 2023																		10,402,285	4,316,400		2,544,883							10,402,000	4,316,000	2,545,000	205,999
Ending balance at Jun. 30, 2023																		$ 1,354,000	$ 3,871,000		$ 4,376,000							$ 1,354,000	$ 3,871,000	$ 4,376,000